Destra Granahan Small Cap Advantage Fund
Schedule of Investments
As of June 30, 2021 (unaudited)
Shares		Value
	COMMON STOCKS – 97.0%
	COMMUNICATIONS – 7.5%
	INTERNET – 7.5%
2,803	Bumble, Inc., Class A(1)	$161,453
2,136	Etsy, Inc.(1)	439,674
3,779	EverQuote, Inc., Class A(1)	123,498
8,203	Liquidity Services, Inc.(1)	208,766
16,856	Magnite, Inc.(1)	570,407
2,479	Overstock.com, Inc.(1)	228,564
6,672	Sprinklr, Inc., Class A(1)	137,376
		1,869,738

	CONSUMER, CYCLICAL – 8.8%
	AUTO PARTS & EQUIPMENT – 1.1%
6,513	Douglas Dynamics, Inc.	265,014
	DISTRIBUTION/WHOLESALE – 1.0%
8,288	Titan Machinery, Inc.(1)	256,431
	ENTERTAINMENT – 1.0%
12,749	Genius Sports, Ltd.(1)	239,299
	LEISURE TIME – 1.7%
17,495	Nautilus, Inc.(1)	294,791
12,463	OneSpaWorld Holdings, Ltd.(1)	120,766
		415,557
	RETAIL – 4.0%
16,758	Clean Energy Fuels Corp.(1)	170,094
8,375	Cricut, Inc.(1)	356,775
3,265	Lovesac Co.(1)	260,514
4,875	Rush Enterprises, Inc., Class A	210,795
		998,178
	TOTAL CONSUMER, CYCLICAL	2,174,479

	CONSUMER, NON-CYCLICAL – 34.1%
	BIOTECHNOLOGY – 12.4%
1,728	Acceleron Pharma, Inc.(1)	216,847
10,561	Affimed(1)	89,768
5,612	Autolus Therapeutics PLC, ADR(1)	37,264
1,576	Beam Therapeutics, Inc.(1)	202,847
9,701	BioCryst Pharmaceuticals, Inc.(1)	153,373
1,316	Blueprint Medicines Corp.(1)	115,755
785	CRISPR Therapeutics AG(1)	127,084
2,185	Editas Medicine, Inc.(1)	123,758
5,726	Esperion Therapeutics, Inc.(1)	121,105
1,825	Frequency Therapeutics, Inc.(1)	18,177
11,614	Harvard Bioscience, Inc.(1)	96,745
4,955	Insmed, Inc.(1)	141,019
23,780	Kindred Biosciences, Inc.(1)	218,063
4,016	MacroGenics, Inc.(1)	107,870
6,201	NeoGenomics, Inc.(1)	280,099
13,618	Organogenesis Holdings, Inc.(1)	226,331
4,580	Radius Health, Inc.(1)	83,539
3,600	Sangamo Therapeutics, Inc.(1)	43,092
1,106	Turning Point Therapeutics, Inc.(1)	86,290
Shares		Value
	COMMON STOCKS (continued)
	CONSUMER, NON-CYCLICAL (continued)
	BIOTECHNOLOGY (continued)
6,158	Veracyte, Inc.(1)	$246,197
4,506	Vericel Corp.(1)	236,565
3,151	Xencor, Inc.(1)	108,678
		3,080,466
	COMMERCIAL SERVICES – 10.3%
13,927	2U, Inc.(1)	580,338
23,267	Alta Equipment Group, Inc.(1)	309,218
1,631	Bright Horizons Family Solutions, Inc.(1)	239,936
2,414	Chegg, Inc.(1)	200,628
6,290	CoStar Group, Inc.(1)	520,938
304	Euronet Worldwide, Inc.(1)	41,146
1,213	Grand Canyon Education, Inc.(1)	109,134
3,569	HealthEquity, Inc.(1)	287,233
2,758	ShotSpotter, Inc.(1)	134,508
1,631	Strategic Education, Inc.	124,054
		2,547,133
	COSMETICS/PERSONAL CARE – 0.3%
4,552	Beauty Health Co.(1)	76,474
	HEALTHCARE-PRODUCTS – 6.3%
2,860	AtriCure, Inc.(1)	226,884
5,176	BioLife Solutions, Inc.(1)	230,384
6,639	Cardiovascular Systems, Inc.(1)	283,153
3,123	Castle Biosciences, Inc.(1)	229,009
3,011	CONMED Corp.	413,802
2,915	Quanterix Corp.(1)	170,994
		1,554,226
	HEALTHCARE-SERVICES – 0.4%
8,473	American Well Corp., Class A(1)	106,590
	PHARMACEUTICALS – 4.4%
14,458	Aerie Pharmaceuticals, Inc.(1)	231,472
3,368	Enanta Pharmaceuticals, Inc.(1)	148,226
21,259	Flexion Therapeutics, Inc.(1)	174,961
1,551	Intellia Therapeutics, Inc.(1)	251,122
5,531	Jounce Therapeutics, Inc.(1)	37,611
3,981	Neoleukin Therapeutics, Inc.(1)	36,745
16,728	Paratek Pharmaceuticals, Inc.(1)	114,085
6,805	Spero Therapeutics, Inc.(1)	94,998
		1,089,220
	TOTAL CONSUMER, NON-CYCLICAL	8,454,109

	DIVERSIFIED – 0.3%
	HOLDING COMPANIES-DIVERSIFIED – 0.3%
7,512	Executive Network Partnering Corp., Class A(1)	73,167

Destra Granahan Small Cap Advantage Fund
Schedule of Investments (continued)
As of June 30, 2021 (unaudited)
Shares		Value
	COMMON STOCKS (continued)
	ENERGY – 1.5%
	ENERGY-ALTERNATE SOURCES – 1.5%
1,952	Enphase Energy, Inc.(1)	$358,446

	FINANCIAL – 1.9%
	INSURANCE – 0.5%
3,151	James River Group Holdings Ltd.	118,225
	PRIVATE EQUITY – 0.5%
3,750	Victory Capital Holdings, Inc., Class A	121,087
	REITS – 0.9%
1,228	Innovative Industrial Properties, Inc.	234,573
	TOTAL FINANCIAL	473,885

	INDUSTRIAL – 19.7%
	BUILDING MATERIALS – 0.4%
12,807	View, Inc.(1)	108,603
	COMPUTERS – 4.8%
9,586	Kornit Digital, Ltd.(1)	1,191,827
	ELECTRONICS – 1.1%
2,757	OSI Systems, Inc.(1)	280,221
	ENGINEERING & CONSTRUCTION – 0.8%
4,871	908 Devices, Inc.(1)	188,751
	HAND/MACHINE TOOLS – 1.6%
17,722	Luxfer Holdings PLC	394,315
	MACHINERY-DIVERSIFIED – 3.7%
3,847	Chart Industries, Inc.(1)	562,893
7,265	Columbus McKinnon Corp.	350,464
		913,357
	METAL FABRICATE/HARDWARE – 1.8%
4,737	Lawson Products, Inc.(1)	253,477
997	RBC Bearings, Inc.(1)	198,822
		452,299
	MISCELLANEOUS MANUFACTURING – 4.4%
4,740	Axon Enterprise, Inc.(1)	838,032
3,277	Materion Corp.	246,922
		1,084,954
	TRANSPORTATION – 1.1%
4,359	CryoPort, Inc.(1)	275,053
	TOTAL INDUSTRIAL	4,889,380

	TECHNOLOGY – 23.2%
	COMPUTERS – 0.7%
814	Globant SA(1)	178,413
	SEMICONDUCTORS – 3.6%
7,430	Brooks Automation, Inc.	707,930
3,263	Kulicke & Soffa Industries, Inc.	199,696
		907,626
Shares		Value
	COMMON STOCKS (continued)
	TECHNOLOGY (continued)
	SOFTWARE – 18.9%
5,008	Cornerstone OnDemand, Inc.(1)	$258,313
7,079	Datto Holding Corp.(1)	197,079
3,027	Digital Turbine, Inc.(1)	230,143
3,673	Domo, Inc.(1)	296,889
6,763	Evolent Health, Inc., Class A(1)	142,835
11,585	LivePerson, Inc.(1)	732,635
1,820	Paycom Software, Inc.(1)	661,515
14,622	Porch Group, Inc.(1)	282,789
5,196	PROS Holdings, Inc.(1)	236,782
1,404	Sapiens International Corp. N.V.	36,883
2,087	Sprout Social, Inc.(1)	186,619
5,008	SPS Commerce, Inc.(1)	500,049
6,346	Workiva, Inc.(1)	706,500
25,122	Zeta Global Holdings Corp., Class A(1)	211,025
		4,680,056
	TOTAL TECHNOLOGY	5,766,095

	TOTAL COMMON STOCKS (Cost $18,355,174)	24,059,299

	WARRANTS – 0.0%
	HOLDING COMPANIES-DIVERSIFIED – 0.0%
1,822	Executive Network Partnering Corp., Exercise Price $11.50, Expiration Date 9/25/2028(1)	1,804
	TOTAL WARRANTS (Cost $0)	1,804

	SHORT-TERM INVESTMENTS – 3.7%
	MONEY MARKET FUND – 3.7%
930,398	Fidelity Investments Money Market Treasury Portfolio – Class I, 0.010%(2)	930,398
	TOTAL SHORT-TERM INVESTMENTS (Cost $930,398)	930,398

	TOTAL INVESTMENTS – 100.7% (Cost $19,285,572)	24,991,501
	Liabilities in Excess of Other Assets – (0.7)%	(179,986)
	TOTAL NET ASSETS – 100.0%	$24,811,515

(1)   Non-income producing security.

(2)   The rate is the annualized seven-day yield as of June 30, 2021.

ADR – American Depository Receipt

PLC – Public Limited Company

SA – Corporation

2